Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
December 31, 2017
Deferred Tax Assets:
Net operating loss carryforwards, net of taxes effect	$ 424,783
Deferred tax assets	424,783
Deferred tax liabilities:
Software acquired book to tax difference	307,614
Deferred tax liabilities	307,614
Net deferred tax assets	117,170
Valuation allowance	(117,170)
Net deferred tax assets	$ -